Offerings - Offering: 1	Apr. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value
Amount Registered | shares	22,665,700
Maximum Aggregate Offering Price	$ 1,319,514,862.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 182,225.00
Offering Note	The Amount Registered represents the estimated maximum number of shares of common stock, par value $0.01 per share ("CECO common stock"), of CECO Environmental Corp. (the "Registrant") to be issued in the first merger and the other transactions contemplated by the Agreement and Plan of Merger, dated as of February 23, 2026, by and among the Registrant, Thermon Group Holdings, Inc. ("Thermon") and the other parties thereto (as may be amended from time to time, the "merger agreement") and is based upon the product of (a) the mixed consideration election exchange ratio pursuant to the merger agreement of 0.6840, multiplied by (b) 33,136,988 shares of common stock, par value $0.001 per share, of Thermon ("Thermon common stock"), which is the maximum number of shares of Thermon common stock expected to be outstanding as of the closing equal to the sum of (i) 32,866,352 shares of Thermon common stock issued and outstanding, (ii) 234,917 shares of Thermon common stock underlying restricted stock units and performance stock units (assuming "maximum" level of performance) expected to vest prior to closing, and (iii) 35,719 shares of Thermon common stock issuable upon exercise of options. The Maximum Aggregate Offering Price is estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act. Such amount equals (a) the product of (i) $49.82, the average of the high and the low prices per share of Thermon common stock, as reported on the New York Stock Exchange on March 31, 2026, which is within five business days prior to the filing of this Registration Statement on Form S-4, and (ii) 33,136,988, the estimated maximum number of shares of Thermon common stock as calculated pursuant to this footnote 1, minus (b) $330,592,337 which is the aggregate amount of cash estimated to be paid by CECO to holders of Thermon common stock in the first merger. The aggregate amount of cash set forth in clause (b) of the prior sentence is equal to the product obtained by multiplying (A) $10.00 by (B) the estimated maximum number of shares of Thermon common stock as calculated pursuant to this footnote 1.